Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net-operating loss carryforward	$ 1,120,155	$ 554,813
Stock-based compensation	106,171	91,035
License agreement	59,685	20,848
Accrued compensation	55,500
Other accrued expenses	14,636	11,247
Gross deferred tax assets	1,356,147	677,943
Valuation allowance	(1,353,673)	(677,943)
Deferred tax assets, net of allowance	2,474
Deferred tax liabilities:
Fixed assets	(2,474)
Total deferred tax liabilities	(2,474)
Net deferred tax assets